RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Loans and Other Due to William Hill, Net
Loans and other due to William Hill, net:

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Loan principals	12,500	12,500
Discounts	(2,492)	(465)
Accrued interest	677	421
Liability with respect to IP Option	3,450	3,450
Receivables on IP Option	(1,497)	(1,661)
	12,638	14,245

Schedule of Research and Development Services and Administrative Services
In the reported periods, the Company provided and received certain services from the Aspire Group, such as research and development services and administrative services as follows:

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues generated from the Transition Services Agreement	2,430	4,099	3,421
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	66	68	289
Rent (included in depreciation and interest with respect to right of use)	1,064	1,047	1,036
Other (included in general and administrative expenses)	160	177	232
Total expenses	1,290	1,292	1,557

Schedule of Capital Notes and Accrued Interest
As of December 31,	Principal amount	Balance*	Contractual interest rate	Effective interest rate
	U.S. dollars (in thousands)%
2020	21,838	17,739	1	20
2019	21,838	14,987	1	20

* including accrued interest of $582 thousand and $582 thousand as of December 31, 2020 and 2019, respectively.